Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
December 31, 2022
AFF15-NPRT3-0323
1.811321.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $875,168)	880,000	875,422

Domestic Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	1,155,439	13,819,055
Fidelity Advisor Series Growth Opportunities Fund (c)	1,114,632	9,764,177
Fidelity Advisor Series Small Cap Fund (c)	527,790	5,584,016
Fidelity Series All-Sector Equity Fund (c)	575,289	5,022,277
Fidelity Series Commodity Strategy Fund (c)	40,318	4,247,132
Fidelity Series Large Cap Stock Fund (c)	1,226,078	20,267,067
Fidelity Series Large Cap Value Index Fund (c)	157,185	2,167,580
Fidelity Series Opportunistic Insights Fund (c)	837,690	11,987,345
Fidelity Series Small Cap Opportunities Fund (c)	584,406	6,820,015
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,069,554	12,727,693
Fidelity Series Value Discovery Fund (c)	883,654	13,042,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,282,107)		105,449,094

International Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	596,479	7,831,763
Fidelity Series Emerging Markets Fund (c)	601,872	4,658,492
Fidelity Series Emerging Markets Opportunities Fund (c)	2,685,137	41,941,840
Fidelity Series International Growth Fund (c)	1,388,112	19,794,480
Fidelity Series International Small Cap Fund (c)	365,290	5,420,903
Fidelity Series International Value Fund (c)	1,969,868	19,757,777
Fidelity Series Overseas Fund (c)	1,820,792	19,773,800
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $99,536,138)		119,179,055

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,778,216	44,341,840
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	4,147,356	31,934,640
Fidelity Series Emerging Markets Debt Fund (c)	402,868	2,957,050
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	112,717	979,508
Fidelity Series Floating Rate High Income Fund (c)	54,262	476,418
Fidelity Series High Income Fund (c)	369,529	2,978,403
Fidelity Series International Credit Fund (c)	79,801	614,466
Fidelity Series International Developed Markets Bond Index Fund (c)	2,569,189	21,606,883
Fidelity Series Investment Grade Bond Fund (c)	17,907,355	176,387,446
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,024,578	23,584,027
Fidelity Series Real Estate Income Fund (c)	110,261	1,040,865
TOTAL BOND FUNDS (Cost $346,272,219)		306,901,546

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	1,037,626	1,037,833
Fidelity Series Government Money Market Fund 4.35% (c)(e)	23,936,979	23,936,979
Fidelity Series Short-Term Credit Fund (c)	476,829	4,553,720
TOTAL SHORT-TERM FUNDS (Cost $29,709,567)		29,528,532

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $564,675,199)	561,933,649
NET OTHER ASSETS (LIABILITIES) - 0.0%	(52,897)
NET ASSETS - 100.0%	561,880,752

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	78	Mar 2023	8,759,156	(24,056)	(24,056)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	13	Mar 2023	1,403,086	(10,469)	(10,469)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	25	Mar 2023	3,357,813	7,129	7,129

TOTAL PURCHASED					(27,396)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	24	Mar 2023	4,633,200	129,407	129,407
MSCI EAFE Index Future (United States)	28	Mar 2023	2,729,160	44,003	44,003
MSCI Emerging Markets Index Future (United States)	38	Mar 2023	1,822,860	17,133	17,133

TOTAL SOLD					190,543

TOTAL FUTURES CONTRACTS					163,147
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $875,422.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	392,069	7,319,251	6,673,487	11,691	-	-	1,037,833	0.0%
Total	392,069	7,319,251	6,673,487	11,691	-	-	1,037,833

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	17,090,705	3,621,026	3,089,843	713,617	(342,856)	(3,459,977)	13,819,055
Fidelity Advisor Series Growth Opportunities Fund	11,720,610	3,900,609	2,457,420	48,921	(659,520)	(2,740,102)	9,764,177
Fidelity Advisor Series Small Cap Fund	7,757,541	1,149,798	2,016,872	516,480	(119,571)	(1,186,880)	5,584,016
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	40,394,461	15,710,941	8,223,964	2,246,959	(196,846)	(3,342,752)	44,341,840
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	34,874,501	11,067,821	6,445,013	2,033,609	(753,112)	(6,809,557)	31,934,640
Fidelity Series All-Sector Equity Fund	7,330,350	532,513	1,522,852	275,163	(112,409)	(1,205,325)	5,022,277
Fidelity Series Canada Fund	11,113,065	737,136	2,380,577	250,950	312,147	(1,950,008)	7,831,763
Fidelity Series Commodity Strategy Fund	10,623,401	5,618,048	6,365,925	4,954,174	(1,367,809)	(4,260,583)	4,247,132
Fidelity Series Emerging Markets Debt Fund	3,626,658	235,693	506,257	135,296	(130,644)	(268,400)	2,957,050
Fidelity Series Emerging Markets Debt Local Currency Fund	1,205,895	9,892	187,419	-	(37,463)	(11,397)	979,508
Fidelity Series Emerging Markets Fund	6,017,747	712,924	1,095,816	118,939	(100,858)	(875,505)	4,658,492
Fidelity Series Emerging Markets Opportunities Fund	54,223,177	6,344,475	10,614,133	1,018,431	(1,753,217)	(6,258,462)	41,941,840
Fidelity Series Floating Rate High Income Fund	727,513	33,805	254,101	27,985	(25,199)	(5,600)	476,418
Fidelity Series Government Money Market Fund 4.35%	32,567,120	7,174,323	15,804,464	349,091	-	-	23,936,979
Fidelity Series High Income Fund	4,308,592	186,962	1,065,607	162,383	(75,485)	(376,059)	2,978,403
Fidelity Series Inflation-Protected Bond Index Fund	9,603,893	70,534	9,481,537	68,266	247,320	(440,210)	-
Fidelity Series International Credit Fund	698,487	34,894	-	34,894	-	(118,915)	614,466
Fidelity Series International Developed Markets Bond Index Fund	22,044,901	5,599,244	3,652,153	172,345	(368,193)	(2,016,916)	21,606,883
Fidelity Series International Growth Fund	25,534,360	3,092,257	5,350,380	685,320	(632,779)	(2,848,978)	19,794,480
Fidelity Series International Small Cap Fund	7,074,526	576,579	1,043,705	331,605	(69,118)	(1,117,379)	5,420,903
Fidelity Series International Value Fund	25,791,086	2,863,376	6,638,257	671,193	482,073	(2,740,501)	19,757,777
Fidelity Series Investment Grade Bond Fund	226,567,329	16,378,857	45,683,616	4,642,846	(3,766,862)	(17,108,262)	176,387,446
Fidelity Series Large Cap Stock Fund	26,891,734	3,741,399	7,023,396	1,440,748	1,026,905	(4,369,575)	20,267,067
Fidelity Series Large Cap Value Index Fund	2,908,521	197,801	657,034	79,689	147,245	(428,953)	2,167,580
Fidelity Series Long-Term Treasury Bond Index Fund	29,647,133	5,054,752	4,264,015	524,019	(618,051)	(6,235,792)	23,584,027
Fidelity Series Opportunistic Insights Fund	15,794,099	2,811,956	3,272,411	571,055	(557,142)	(2,789,157)	11,987,345
Fidelity Series Overseas Fund	25,676,347	2,970,887	5,297,063	360,920	(11,133)	(3,565,238)	19,773,800
Fidelity Series Real Estate Income Fund	2,601,759	167,454	1,370,116	149,690	13,038	(371,270)	1,040,865
Fidelity Series Short-Term Credit Fund	8,157,727	251,948	3,728,195	72,061	(107,729)	(20,031)	4,553,720
Fidelity Series Small Cap Opportunities Fund	9,577,921	571,995	2,002,419	373,925	(6,742)	(1,320,740)	6,820,015
Fidelity Series Stock Selector Large Cap Value Fund	17,164,449	1,997,189	4,572,086	912,678	506,612	(2,368,471)	12,727,693
Fidelity Series Value Discovery Fund	17,482,673	1,482,660	4,691,142	695,220	1,096,203	(2,327,657)	13,042,737
	716,798,281	104,899,748	170,757,788	24,638,472	(7,981,195)	(82,938,652)	560,020,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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